Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Licenses
Licenses
Licenses

	U.S. Cellular	Wireline	Cable	Other[1]	Total
(Dollars in thousands)
Balance at December 31, 2013	$1,405,759	$2,800	$–	$15,220	$1,423,779
Acquisitions	41,707	–	2,703	–	44,410
Transferred to Assets held for sale	(56,809)	–	–	–	(56,809)
Exchanges, net	55,780	–	–	–	55,780
Divestitures	–	–	–	(15,220)	(15,220)
Other	1,634	–	–	–	1,634
Balance at December 31, 2014	1,448,071	2,800	2,703	–	1,453,574
Acquisitions[2]	345,807	–	–	–	345,807
Exchanges, net	43,485	–	–	–	43,485
Other	1,482	–	–	–	1,482
Balance at December 31, 2015	$1,838,845	$2,800	$2,703	$–	$1,844,348

[1]	Represents the transfer of licenses from Airadigm to U.S. Cellular in 2014. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.

[2]

Amount in 2015 includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in which it was the provisional winning bidder in Auction 97.  See Note 6 — Acquisitions, Divestitures and Exchanges, and Note 14 — Variable Interest Entities for further information.  These licenses have not yet been granted by the FCC.

Franchise Rights

Cable
(Dollars in thousands)
Balance at December 31, 2013	$123,668
Acquisitions	120,979
Other	(347)
Balance at December 31, 2014	244,300
Other	(120)
Balance at December 31, 2015	$244,180

Goodwill

	U.S. Cellular	Wireline	Cable	HMS	Other	Total
(Dollars in thousands)
Balance at December 31, 2013¹	$232,041	$420,458	$61,712	$118,830	$3,802	$836,843
Acquisitions	–	–	33,610	–	–	33,610
Loss on impairment	–	–	–	(84,000)	(3,802)	(87,802)
Divestitures	(291)	(2,564)	–	–	–	(2,855)
Transferred to Assets held for sale	(4,344)	(4,100)	–	–	–	(8,444)
Balance at December 31, 2014	227,406	413,794	95,322	34,830	–	771,352
Divestitures	–	(5,005)	–	–	–	(5,005)
Other	(555)	–	–	–	–	(555)
Balance at December 31, 2015	$226,851	$408,789	$95,322	$34,830	$–	$765,792

Goodwill
Goodwill
Goodwill

	U.S. Cellular	Wireline	Cable	HMS	Other	Total
(Dollars in thousands)
Balance at December 31, 2013¹	$232,041	$420,458	$61,712	$118,830	$3,802	$836,843
Acquisitions	–	–	33,610	–	–	33,610
Loss on impairment	–	–	–	(84,000)	(3,802)	(87,802)
Divestitures	(291)	(2,564)	–	–	–	(2,855)
Transferred to Assets held for sale	(4,344)	(4,100)	–	–	–	(8,444)
Balance at December 31, 2014	227,406	413,794	95,322	34,830	–	771,352
Divestitures	–	(5,005)	–	–	–	(5,005)
Other	(555)	–	–	–	–	(555)
Balance at December 31, 2015	$226,851	$408,789	$95,322	$34,830	$–	$765,792

[1]	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.